Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of reportable segments

	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total

Revenue	$210,376	$2,424,228	$1,517,001	$4,151,605

Adjusted EBITDA	(3,748,166)	(134,313)	(366,847)

Adjusted for
Stock compensation expense	1,186,727	469,947	—	1,656,674
Transaction expenses	4,450,544	—	—	4,450,544
Commitment fee expense	23,301,206	—	—	23,301,206
Goodwill impairment expense	—	—	21,722,213	21,722,213
Depreciation and amortization	113,217	92,168	64,759	270,144
Loan forgiveness income	—	—	—	—
Interest income	(28,055)	—	(1,000)	(29,055)
Interest expense	—	—	—	—
Income tax provision	2,348	—	3,735	6,083

Net Loss from continuing operations	(32,774,153)	(696,428)	(22,156,554)	(55,627,135)

Loss from discontinued operations	—	—	(17,000)	(17,000)
Net loss	$(32,774,153)	$(696,428)	$(22,173,554)	$(55,644,135)

Capital expenditures	228,878	29,365	2,000	260,243

Summarized financial information for the Company’s reportable segments for the year ended December 31, 2020, is shown below:

	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total

Revenue	$—	$2,278,814	$—	$2,278,814

Adjusted EBITDA	(1,362,627)	356,032	—

Adjusted for
Stock compensation expense	67,070	—	—	67,070
Transaction expenses	—	—	—	—
Commitment fee expense	—	—	—	—
Goodwill impairment expense	—	—	—	—
Depreciation and amortization	36,914	96,116	—	133,030
Loan forgiveness income	(46,500)	—	—	(46,500)
Interest income	(23,468)	—	—	(23,468)
Interest expense	1,375	—	—	1,375
Income tax provision	970	—	—	970

Net Loss from continuing operations	(1,398,988)	259,916	—	(1,139,072)

Loss from discontinued operations	—	—	—	—
Net loss	$(1,398,988)	$259,916	$—	$(1,139,072)

Capital expenditures	293,952	4,347	—	298,299

Summarized financial information for the Company’s reportable segments for the year ended December 31, 2019, is shown below:

	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total

Revenue	$—	$2,381,737	$—	$2,381,737

Adjusted EBITDA	(543,438)	259,531	—

Adjusted for
Stock compensation expense	—	—	—	—
Transaction expenses	—	—	—	—
Commitment fee expense	—	—	—	—
Goodwill impairment expense	—	—	—	—
Depreciation and amortization	1,483	96,373	—	97,856
Loan forgiveness income	—	—	—	—
Interest income	(15,777)	—	—	(15,777)
Interest expense	20,037	—	—	20,037
Income tax provision	(79,870)	—	—	(79,870)

Net Loss from continuing operations	(469,311)	163,158	—	(306,153)

Loss from discontinued operations	—	—	—	—
Net loss	$(469,311)	$163,158	$—	$(306,153)

Capital expenditures	180,620	12,380	—	193,000

Schedule of revenues by country

	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Total
December, 31, 2021

United States	$210,376	$2,424,228	$1,185,371	$3,819,975
Rest of World	—	—	331,630	331,630
Revenues	$210,376	$2,424,228	$1,517,001	$4,151,605

December, 31, 2020

United States	$—	$2,278,814	$—	$2,278,814
Rest of World	—	—	—	—
Revenues	$—	$2,278,814	$—	$2,278,814

December, 31, 2019

United States	$—	$2,381,737	$—	$2,381,737
Rest of World	—	—	—	—
Revenues	$—	$2,381,737	$—	$2,381,737

Schedule of consolidated revenues

	2021	2020	2019

Customer A	15%	18%	13%
Customer B	10%	13%	11%
Customer C	10%	13%	17%
Customer D	14%	28%	18%
Customer E	*	*	25%

*	Revenue from customer was less than 10% for the years ended December 31, 2021 and 2020.